Related Party Transactions	12 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 11 — RELATED PARTY TRANSACTIONS

(a)	Due to related parties

	Related party relationship	September 30, 2020	September 30, 2019

Shaanxi Meishengyuang Bio-Technoloy Co., Ltd	5.5% of shareholder of Xi’an App-chem	$738,864	$770,532
Wenhu Guo	Senior Management of the Company	368,145	388,075
Yongwei Hu	Chief Executive Officer and Controlling shareholder of the Company	1,208,337	-
Jing Liu	Wife of the controlling shareholder	4,410	4,203
Sheying Wang	Senior Management of the Company	3,234	3,055
Total due to related parties		$2,322,990	$1,165,865

As of September 30, 2020 and 2019, the balance of due to related parties was comprised of the Company’s borrowings from related parties and was used for working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.

(b) Loan guarantee provided by related parties

In connection with the Company’s short-term and long-term loans borrowed from PRC banks and other financial institutions, the Company’s controlling shareholder, Mr. Yongwei Hu pledged his proportionate ownership interest in Xi’an App-chem, and his personal bank savings as collateral to safeguard the Company’s borrowings from the banks and financial institutions. Mr. Yongwei Hu and his wife Ms. Jing Liu also jointly pledged their personal residence property to guarantee the Company’s certain loans (see Note 10).